Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of associates [line items]
Revenue	$ 31,336		$ 31,034	$ 28,775
Net income	6,853	[1]	8,798	$ 8,724
Total assets	1,136,466		1,086,161
Total liabilities	1,065,963		1,015,969
Thanachart bank public company limited [member]
Disclosure of associates [line items]
Revenue			2,050
Net income			627
Total assets			46,475
Total liabilities			39,827
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	1,183		1,218
Net income	301		364
Total assets	7,035		6,370
Total liabilities	6,017		5,382
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	1,317		1,295
Net income	511		496
Total assets	60,392		49,556
Total liabilities	55,459		45,225
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	334		371
Net income	80		115
Total assets	6,117		5,677
Total liabilities	$ 5,396		$ 4,982

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).